Adoption of new accounting pronouncements	12 Months Ended
Oct. 31, 2021
Disclosure Of Adoption Of New Accounting Pronouncements [Abstract]
Adoption of new accounting pronouncements [Text Block]

5. Adoption of new accounting pronouncements

(a) IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors

IAS 1 and IAS 8 were amended in October 2018 to refine the definition of materiality and clarify its characteristics. The revised definition focuses on the idea that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments are effective for annual reporting periods beginning on or after January 1, 2020, with earlier adoption permitted. The Company has adopted this interpretation as of its effective date and assessed no significant impact as a result of the adoption of these amendments.